Interest expenses (Tables)	9 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Major components of interest expenses
The table below presents the major components of interest expenses:

	Nine months September 30,
	2019	2020
	(In thousands)
Interest on loans	$5,646	$10,049
Interest on lease contract	471	487
Other bank fees and financial charges	371	501
Total interest expenses	$6,488	$11,037